Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation allowance	$ 5,695,446	$ 0
Net operating loss carry forwards expiration date	expire beginning in 2032.
United State [Member]
Net operating loss carryforwards	$ 12,214,479	251,269
Federal And State [Member]
Net operating loss carryforwards	$ 12,812,444	$ 1,526,482